Restructuring and Impairments - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2023
Restructuring Cost and Reserve [Line Items]
Restructuring costs	$ 679	$ 45,781	$ 11,798	$ 212,490	$ 247,693	$ 17,048
Contract Termination
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	0	5,284	0
Employee one-time termination benefits
Restructuring Cost and Reserve [Line Items]
Restructuring costs	765	5,277	2,320	99,291	102,261	17,048
Cumulative restructuring liability	121,600		121,600
Impairment of Loan Commitment Asset
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	38,330	0	105,604	105,604	0
Cumulative restructuring liability	105,600		105,600
Impairment Of Right Of Use Asset
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	1,897	413	4,391
Cumulative restructuring liability	6,600		6,600
Impairment of property and equipment
Restructuring Cost and Reserve [Line Items]
Restructuring costs	0	197	4,844	3,124	$ 4,042	$ 0
Cumulative restructuring liability	8,900		8,900
Operational Restructuring Program
Restructuring Cost and Reserve [Line Items]
Impairment of property and equipment	$ 0	$ 200	4,800	$ 3,100
Operational Restructuring Program | Contract Termination
Restructuring Cost and Reserve [Line Items]
Impairment of right of use assets							$ 13,000
Operating lease liability removed							$ 13,000
Restructuring costs			5,300
Operational Restructuring Program | Contract Termination, Cash Payments To Third Party
Restructuring Cost and Reserve [Line Items]
Restructuring costs			4,700
Operational Restructuring Program | Contract Termination, Other Related Fees
Restructuring Cost and Reserve [Line Items]
Restructuring costs			$ 600